STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (110,338)	$ 2,319,152
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized (loss) gain on investments held in trust account	5,056	(2,020,214)
Interest and dividend income on investments held in trust account		(1,903,452)
Changes in operating assets and liabilities:
Prepaid expenses	(654,912)	348,450
Accounts payable	43,873	408,987
Accrued expenses	19,332	14,440
Net cash used in operating activities	(696,989)	(832,637)
Cash Flow from Investing Activities:
Cash deposited into trust account	(253,000,000)
Net cash used in investing activities	(253,000,000)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	237,784
Repayment of promissory note - related party	(237,784)
Proceeds from initial public offering, net of underwriting discount paid	247,940,000
Proceeds from sale of private placement units	8,000,000
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Payment of offering costs	(530,500)	(89,231)
Net cash (used in) provided by financing activities	255,434,500	(89,231)
Net Change in Cash	1,737,511	(921,868)
Cash - Beginning of period	0	1,737,511
Cash - End of period	1,737,511	$ 815,643
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting fee payable	8,855,000
Offering costs included in accrued offering costs	$ 89,231